Cover Page	Feb. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 25, 2026
Entity Registrant Name	Starwood Property Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34436
Entity Tax Identification Number	27-0247747
Entity Address, Address Line One	2340 Collins Avenue,
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	695-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	STWD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001465128
Amendment Flag	false